UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     November 02, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $279,017 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100    10812   208485 SH       Sole                   118500        0    89985
AFLAC INC                      COM              001055102    11059   241678 SH       Sole                   141020        0   100658
AMBAC FINL GROUP INC           COM              023139108     7994    96600 SH       Sole                    52455        0    44145
AMGEN INC                      COM              031162100     6198    86649 SH       Sole                    47635        0    39014
BANK OF AMERICA CORPORATION    COM              060505104     4604    85935 SH       Sole                    48889        0    37046
C D W CORP                     COM              12512N105    11386   184601 SH       Sole                   102475        0    82126
CARDINAL HEALTH INC            COM              14149Y108     9790   148920 SH       Sole                    84315        0    64605
CITIGROUP INC                  COM              172967101     7640   153806 SH       Sole                    79637        0    74169
COACH INC                      COM              189754104    12703   369260 SH       Sole                   208335        0   160925
DANAHER CORP DEL               COM              235851102     8019   116780 SH       Sole                    62150        0    54630
FEDEX CORP                     COM              31428X106     8104    74565 SH       Sole                    42315        0    32250
FISERV INC                     COM              337738108    10783   228990 SH       Sole                   128840        0   100150
FRANKLIN RES INC               COM              354613101     7326    69281 SH       Sole                    39460        0    29821
GOLDMAN SACHS GROUP INC        COM              38141g104    11895    70315 SH       Sole                    39130        0    31185
HOME DEPOT INC                 COM              437076102    11737   323604 SH       Sole                   189829        0   133775
ILLINOIS TOOL WKS INC          COM              452308109     8496   189225 SH       Sole                    99220        0    90005
INTEL CORP                     COM              458140100     7278   353793 SH       Sole                   195505        0   158288
JABIL CIRCUIT INC              COM              466313103    17090   598190 SH       Sole                   329025        0   269165
KOHLS CORP                     COM              500255104     9394   144700 SH       Sole                    78265        0    66435
MAXIM INTEGRATED PRODS INC     COM              57772K101    12301   438061 SH       Sole                   244270        0   193791
MERGE TECHNOLOGIES INC         COM              589981109      103    15015 SH       Sole                    11485        0     3530
MOHAWK INDS INC                COM              608190104     8928   119925 SH       Sole                    65075        0    54850
NIKE INC                       CL B             654106103    12464   142255 SH       Sole                    75515        0    66740
SEI INVESTMENTS CO             COM              784117103      532     9460 SH       Sole                     4475        0     4985
STRYKER CORP                   COM              863667101    11303   227925 SH       Sole                   131665        0    96260
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    10471   307150 SH       Sole                   173950        0   133200
UNITED TECHNOLOGIES CORP       COM              913017109     9380   148073 SH       Sole                    81795        0    66278
UNITEDHEALTH GROUP INC         COM              91324p102    12046   244835 SH       Sole                   137290        0   107545
US BANCORP DEL                 COM NEW          902973304     7788   234441 SH       Sole                   124901        0   109540
WEATHERFORD INTERNATIONAL LT   COM              G95089101    11393   273085 SH       Sole                   148665        0   124420